Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	4,601,726	3,476,579	4,465,262
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.47	$ 6.80	$ 6.59
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 9 days
Number of options exercisable (in shares) | shares	2,581,434
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.67
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	540,000
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 3.75
Weighted average remaining contractual life of options outstanding (years)	1 year 18 days
Number of options exercisable (in shares) | shares	540,000
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 3.75
$6.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,576,265
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 6.57
Weighted average remaining contractual life of options outstanding (years)	3 years 8 months 19 days
Number of options exercisable (in shares) | shares	1,277,659
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.57
$7.01 - $8.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	809,184
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.62
Weighted average remaining contractual life of options outstanding (years)	5 years 7 days
Number of options exercisable (in shares) | shares	271,692
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.62
$8.01 - $9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	28,571
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 8.63
Weighted average remaining contractual life of options outstanding (years)	5 years 1 month 28 days
Number of options exercisable (in shares) | shares	9,524
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 8.63
$9.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,647,706
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.45
Weighted average remaining contractual life of options outstanding (years)	5 years 3 days
Number of options exercisable (in shares) | shares	482,559
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.62